Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
11.	RELATED PARTY TRANSACTIONS

Name and Relationship with Related Parties

Name of related party	Relationship with the Group
Hanwha Chemical	Holding company of Hanwha Solar
Hanwha Corporation	A major shareholder of Hanwha Chemical
Hanwha Q CELLS Japan Co., Ltd. (“Q Cells Japan”) (previously known as Hanwha Japan Co., Ltd.)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Q CELLS Korea Corp. (“Q Cells Korea”) (previously known as Hanwha SolarEnergy Corporation)	A subsidiary of Hanwha Corporation
Hanwha Q CELLS USA Inc. (“Q Cells USA”)	A company controlled by Hanwha Corporation
Hanwha Advanced Materials Group (“Hanwha Advanced”)(previously known as Hanwha L&C Corporation)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Trading (Shanghai) Co., Ltd. (“Hanwha L&C Trading”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Europe GmbH (“Hanwha Europe”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha International LLC. (“Hanwha International”)	A wholly-owned subsidiary of Hanwha Chemical
Hancomm, Inc. (“Hancomm”)	A company whose significant shareholder is Hanwha S&C
Hanwha Zonghua (Beijing) Plastic Co., Ltd (“Zonghua Hanwha”)	A company controlled by Hanwha Chemical
Hanwha Hehua (Shanghai) Trading Co., Ltd (“Hehua Hanwha”)	A company controlled by Hanwha Chemical
Q-Cells North America	A wholly-owned subsidiary of Hanwha Corporation

Other than those related party transactions separately disclosed in these unaudited interim condensed consolidated financial statements, the Group had the following significant related party transactions during the periods presented:

Significant related party transactions

	For the Three Months Ended March 31,
In millions of US$	2014	2015
Purchase of raw materials from:
Hanwha Corporation	63.0	97.0
Hanwha Advanced	—	2.9
Hanwha L&C Trading	—	1.2
Hanwha SolarOne	20.8	2.1
Hanwha Europe	7.5	—
Q. Cells Japan	0.7	—
Hancomm	0.3	—
Others	0.2	—

	92.5	103.2

Purchase of property, plant and equipment from:
Hanwha Corporation	—	3.9

Sales of products to:
Hanwha Corporation	65.9	80.6
Hanwha International	3.1	37.4
Q. Cells Korea	0.1	21.0
Q. Cells USA	—	15.7
Q. Cells Japan	23.3	14.9
Hanwha SolarOne	4.1	3.8

	96.5	173.4

Borrowings from:
Hehua Hanwha	—	8.03

Interest received from:
Q. Cells USA	—	0.1

Balances with related parties

As of December 31, 2014 and March 31, 2015, balances with related parties are comprised of the following:

	As of December 31, 2014	As of March 31, 2015
In millions of US$
		(Unaudited)
Payables to related parties:
Hanwha Corporation	63.8	198.9
Hanwha Chemical	21.5	18.1
Hanwha Advanced	1.6	18.0
Hehua Hanwha	—	8.0
Hanwha International	—	5.2
Zonghua Hanwha	—	4.8
Q. Cells Japan	—	2.8
Others	0.2	0.5

	87.1	256.3

Receivables from related parties:
Hanwha Corporation	125.3	55.9
Q. Cells Korea	—	51.6
Hanwha International	21.6	46.4
Q. Cells North America	—	32.5
Q. Cells Japan	1.1	12.2
Hanwha SolarOne	11.5	—

	159.5	198.6

Loans to related parties:
Q. Cells USA	15.3	15.2
Variable interest entities	9.1	—

	24.4	15.2

(13)	Related Party Transactions

The following table shows details of transactions and balances outstanding between the Hanwha Q CELLS and other related parties:

Significant related party transactions

	Period ended December 31,
In millions of U.S. dollars	2014	2013	2012
Purchase of raw materials from:
Hanwha Corporation	310.8	165.3	—
Hanwha SolarOne	84.1	66.6	—
Hanwha Europe GmbH	14.3	4.6	—
Hanwha Advanced Materials	5.5	—	—
Hanwha Q CELLS Japan Co., Ltd.	2.1	—	—
Hancomm	0.4	—	—
Others	4.0	0.6	—

	421.2	237.1	—

Sales of products to:
Hanwha Corporation	340.8	30.6	—
Hanwha Q CELLS Japan	56.7	218.6	8.5
Hanwha International LLC	55.6	8.8	—
Hanwha SolarOne	9.1	15.6	0.2
Hanwha Q CELLS USA	2.5	4.3	—
Hanwha Europe GmbH	—	3.6	—
Hanwha Q CELLS Korea	—	7.5	—
Q-Cells North America	—	—	0.1
Others	0.3	—	—

	465.0	289.0	8.8

Interest paid to:
Hanwha Corporation	3.5	4.0	—

Interest received from:
Hanwha Q CELLS USA	0.3	0.1	—

Balances with related parties

	As of December 31,
	2014	2013
Payables to related parties:
Hanwha Corporation	63.8	92.1
Hanwha SolarOne	21.5	26.6
Hanwha Q CELLS Japan Co., Ltd.	1.6	0.0
Hanwha Europe GmbH	0.0	2.2
Hanwha TechM	0.0	0.6
Others	0.2	0.1

	87.1	121.6

Receivables from related parties:
Hanwha Corporation	125.3	37.9
Hanwha Q CELLS Japan Co., Ltd.	1.1	62.3
Hanwha SolarOne	11.5	2.1
Hanwha International LLC	21.6	8.8
Q-Cells North America	—	—

	159.5	115.4

Loans to related parties:
Hanwha Q CELLS USA	15.3	3.2
Variable interest entities	9.1	0.3

	24.4	3.5

Advances from related parties:
Hanwha Europe GmbH	—	3.2

In addition to the above, Hanwha Chemical Corporation entered into guarantees for certain liabilities of Group companies (guarantees for bank loans and guarantee for government loan with reference to note 9, and guarantee for purchase price liabilities with reference to note 8) totaling $413.5 million and $361.8 million as of December 31, 2014 and 2013, respectively.